Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue from External Customer [Line Items]
Revenue	$ 23,555,839	$ 23,318,482	$ 20,628,643
Over Time [Member] | Construction Services [Member]
Revenue from External Customer [Line Items]
Revenue	$ 23,555,839	$ 23,318,482	$ 20,628,643